Note 6 - Goodwill - Goodwill Activity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Balance		¥ 122,077
Balance	$ 16,887	109,869
Agency [Member]
Balance		122,077
Eliminated on disposal of the P&C Insurance Division (Note 3)		12,208
Balance		¥ 109,869